SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Withdrawn From Trust Account	$ 856,250
Unrecognized Tax Benefits	0	$ 0
Accrued Interest and Penalty	0	$ 0
Cash, FDIC Insured Amount	$ 250,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Percent	(0.70%)	(9.30%)
US Treasury Bill Securities [Member]
Cash Withdrawn From Trust Account	$ 2,246,250
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	38,800,000